FINANCIAL RISK MANAGEMENT OBJECTIVES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Copper costs as a percentage of product cost	79.00%	75.00%
Cash on hand and cash at banks	$ 54,017	$ 44,507
Unutilized amounts of bank loans	158,000
Financial liabilities	120,000
Mortgage of land, buildings, machinery and equipment, investment properties and land use rights	10,541	7,030
Pledge of other receivables	1,118	1,109
Assets pledged as security			$ 1,339
Subsidiary
Disclosure Of Financial Instruments [Line Items]
Assets pledged as security	$ 35,080	$ 33,940
One major customer
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	14.44%	15.53%
Interest rate risk
Disclosure Of Financial Instruments [Line Items]
Change in year-end price	0.30%	0.30%
Effect on profit before tax	$ 128	$ 168
Top of range
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	36.00%
Weighted average
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	2.58%	2.15%